Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense

Income tax expense is as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Current income tax:
Current Taxes	35,093	28,604	18,883
Prior Years Taxes	(6,544)	918	1,620
Deferred tax:
Deferred Taxes	2,855	(11,840)	(4,496)
Income tax expense reported in the statement of profit or loss	31,404	17,682	16,007

Summary of Deferred Tax Charged to OCI

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	26	15	86
Change in the fair value of hedging instruments	(653)	173	216
Deferred tax charged to OCI	(627)	188	302

Schedule of Reconciliation of Effective Tax Rate

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Accounting profit before income tax	165,673	96,279	54,714
Statutory income tax rate of 27.9%	46,223	26,862	15,265
Prior years taxes	(6,544)	918	1,620
DTA recognized on tax losses carry-forward	(1,947)	(41)	720
Taxes effect on unremitted earnings	400	1,248	210
Utilization of tax losses carry-forward not recognized on DTA	—	—	(1,759)
Not deductible expenses	—	—	535
Step up	—	(7,926)	—
Change notional rate	—	361	—
Tax grants/not taxable items	(1,157)	(2,146)	(449)
Tax exemption on gain from the sale of an associate	(3,378)	—	—
Different foreign tax rate effect	(2,193)	(1,594)	(135)
At the effective income tax rate of 18.96% (18.40% in 2020, 29.30% in 2019)	31,404	17,682	16,007
Income tax expense reported in the statement of profit or loss	31,404	17,682	16,007

Summary of Timing of Tax Losses Carryforwards

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Timing of unrecognized tax losses carry-forwards
2022	16	15
2023	320	306
2024	351	336
2025	315	304
2026	318	262
2027	274	283
Unlimited	2,206	7,288
Total unrecognized tax losses	3,800	8,794

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2021 and 2020 is as follows:

	Consolidated statement of financial position
	At December 31,	At December 31,
(EUR thousand)	2021	2020
Other intangible assets	(3,167)	(3,914)
Tangible assets	12,178	10,530
Work in progress	(5,156)	(4,581)
Revaluations of investment properties to fair value	8,009	9,104
Expected credit losses of debt financial assets	1,429	1,683
Derivatives	403	1,056
Leases	251	178
Long term incentives	816	1,057
Cash settled awards	325	5,120
Provisions	2,351	5,413
Accruals and other provisions	62	906
Tax losses carry forward	14,888	8,636
Dividends	(1,300)	(1,200)
Start up costs IPO SG spa	5,369	—
Other effects	314	(59)
Deferred tax assets, net	36,772	33,929
Reflected in the statement of financial position as follows:
Deferred tax assets	55,877	45,552
Deferred tax liabilities	(19,105)	(11,623)
Deferred tax assets, net	36,772	33,929

Schedule of Reconciliation of Net Deferred Tax Assets

The reconciliation of net deferred tax assets is as follows:

(EUR thousand)	2021	2020
As of January 1	33,929	22,669
Tax expense during the period recognized in profit or loss	(2,855)	11,840
Tax income/(expense) during the period recognized in OCI	(627)	188
DTA on IPO transaction costs on capital increase	6,711	—
Other effect	(386)	(768)
As at December 31	36,772	33,929